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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000
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Check here if Amendment [   ]; Amendment Number: ___
      This Amendment [Check only one.]:         [   ]  is a restatement
                                                [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    The Value Realization Fund, L.P.
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Address: 9665 Wilshire Boulevard, Suite 200
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         Beverly Hills, CA
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Form 13F File Number: 28-6780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    R. Christian B. Evensen
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Title:   Managing Director of Canyon Capital Advisors LLC, which is the
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         general partner of Canpartners Investments III, L.P., which is the
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         general partner of The Value Realization Fund, L.P.
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Phone:   (310) 247-2700
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Signature, Place and Date of Signing:

/s/ R. Christian B. Evensen      Beverly Hills, California      11/08/2000
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        [Signature]                    [City, State]              [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

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[ ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         No.              Form 13F File Number     Name

          1               28-7392                  Canyon Capital Advisors LLC
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         [Repeat as Necessary]






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